Income Taxes - Schedule of Federal Statutory Corporate Tax Rate and Actual Income Tax Expense (Details) (10-K)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Non-deductible stock-based compensation and other permanent differences	(0.10%)	(0.07%)
Change in statutory tax rate	0.00%	(13.00%)
Valuation allowance	(20.90%)	(20.93%)
Effective tax rate	0.00%	0.00%